FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about hedging instruments [line items]
Schedule of Effect of Foreign Currency Derivatives Impacts in Consolidated Income Statement and Statement of Comprehensive Income
The table below details the effect of foreign currency derivatives in the Consolidated Income Statement and the Consolidated Statement of Comprehensive Income:

		Year ended December 31,
(in millions of Euros)	Notes	2023	2022	2021
Derivatives that do not qualify for hedge accounting
Included in Other gains and losses - net
Realized gains on foreign currency derivatives - net	9	16	—	1
Unrealized (losses) / gains on foreign currency derivatives - net (A)	9	(12)	6	15
Derivatives that qualify for hedge accounting
Included in Other comprehensive income
Unrealized gains / (losses) on foreign currency derivatives - net		1	(16)	(21)
Gains reclassified from cash flow hedge reserve to the Consolidated Income Statement		6	8	4
Included in Revenue (B)
Realized losses on foreign currency derivatives - net	9	(6)	(8)	(2)
Unrealized losses on foreign currency derivatives - net	9	—	—	(2)
(A)Gains or losses on the hedging instruments are expected to offset losses or gains on the underlying hedged forecasted sales that will be reflected in future years when these sales are recognized.
(B)Changes in fair value of derivatives that qualify for hedge accounting are included in Revenue when the related customer invoices are issued.

Schedule of Exposure to Financial Counterparties by Rating Type
The number of financial counterparties tabulated below shows our exposure to the counterparty by rating type (Parent company ratings from Moody’s Investor Services):

	At December 31,
	2023		2022
	Number of financial counterparties (A)	Exposure (in millions of Euros)	Number of financial counterparties (A)	Exposure (in millions of Euros)
Rated Aa or better	2	54	2	51
Rated A	10	159	6	112
Rated Baa	1	—	1	3
Total	13	213	9	166
(A)Financial counterparties for which the Group’s exposure is below €0.25 million have been excluded from the analysis.

Schedule of Undiscounted Contractual Financial Assets and Financial Liabilities Values by Relevant Maturity Groupings
The tables below show undiscounted contractual financial assets and financial liabilities values by relevant maturity groupings based on the remaining periods from December 31, 2023 and 2022, respectively, to the contractual maturity date.

	At December 31,
	2023			2022
(in millions of Euros)	Less than 1 year	Between 1- 5 years	Over 5 years	Less than 1 year	Between 1 - 5 years	Over 5 years
Financial assets
Net cash flows from derivative assets related to currencies and commodities	28	2	—	31	9	—
Trade receivables	386	—	—	465	—	—
Total	414	2	—	496	9	—

		At December 31,
		2023			2022
(in millions of Euros)	Notes	Less than 1 year	Between 1 - 5 years	After 5 years	Less than 1 year	Between 1 - 5 Years	After 5 years
Financial liabilities
Borrowings		8	936	761	5	698	1,087
Leases		30	96	62	35	98	86
Interest (A)		73	209	18	78	260	54
Net cash flows from derivative liabilities related to currencies and commodities		34	10		42	19	—
Trade payables and fixed asset payables	19	966	—	—	1,191	—	—
Total		1,111	1,251	841	1,351	1,075	1,227
(A)Interest disclosed is an undiscounted forecasted interest amount that excludes interest on leases.

Currency risk
Disclosure of detailed information about hedging instruments [line items]
Schedule of Nominal Value of Derivatives
The following tables outline the nominal value (converted to millions of Euros at the closing rate) of forward derivatives for Constellium’s most significant foreign exchange exposures at December 31, 2023.

Sold currencies	Maturity Year	Less than 1 year	Over 1 year
USD	2024-2027	432	110
CHF	2024-2026	63	13
CZK	2024	3	—
Other currencies	2024	8	—

Purchased currencies	Maturity Year	Less than 1 year	Over 1 year
USD	2024-2026	120	14
CHF	2024-2026	118	17
CZK	2024-2025	80	39
Other currencies	2024	1	—

Schedule of Effect of Foreign Currency Derivatives Impacts in Consolidated Income Statement

	Year ended December 31,
(in millions of Euros)	2023	2022	2021
Derivatives
Included in Finance costs - net
Realized gains / (losses) on foreign currency derivatives - net	4	2	(36)
Unrealized gains / (losses) on foreign currency derivatives - net	2	(1)	46
Total	6	1	10

Commodity price risk
Disclosure of detailed information about hedging instruments [line items]
Schedule of Nominal Value of Derivatives
At December 31, 2023, the nominal amount of commodity derivatives is as follows:

(in millions of Euros)	Maturity	Less than 1 year	Over 1 year
Aluminium	2024-2027	331	44
Premium	2024-2027	19	6
Copper	2024	11	—
Silver	2024	26	—
Natural gas	2024-2026	17	11
Zinc	2024	6	—

Schedule of Effect of Foreign Currency Derivatives Impacts in Consolidated Income Statement

	Year ended December 31,
(in millions of Euros)	2023	2022	2021
Derivatives
Included in Other gains and losses - net
Realized (losses) / gains on commodity derivatives - net	(62)	(6)	112
Unrealized gains / (losses) on commodity derivatives - net	9	(53)	24

Other currencies
Disclosure of detailed information about hedging instruments [line items]
Schedule of Impact on Profit and Equity (before tax effect) of a 10% strengthening of the US Dollar versus the Euro	The table below summarizes the impact on income and equity (before tax effect) of a 10% strengthening of the U.S. Dollar versus the Euro for non U.S. Dollar functional currency entities.

(in millions of Euros)	Effect on income before tax	Effect on pretax equity
Trade receivables	1	—
Trade payables	(1)	—
Derivatives on commercial transactions (A)	(23)	(20)
Net commercial transaction exposure	(23)	(20)
Cash in Bank and intercompany loans	99	—
Borrowings	(108)	—
Derivatives on financing transactions	9	—
Net financing transaction exposure	—	—
Total	(23)	(20)
(A)Gains or losses on the hedging instruments are expected to offset losses or gains on the underlying hedged forecasted sales that will be reflected in future years when these sales are recognized. The impact on pretax equity of €20 million relates to derivatives hedging the future sales spread from 2024 to 2027 which are designated as cash flow hedges.

U.S. Dollars
Disclosure of detailed information about hedging instruments [line items]
Schedule of Impact on Profit and Equity (before tax effect) of a 10% strengthening of the US Dollar versus the Euro
The table below summarizes the impact on income and equity of a 10% strengthening of the U.S. Dollar versus the Euro (on average rate for net income and closing rate for equity) for U.S. Dollar functional currency entities.

(in millions of Euros)	Effect on net income	Effect on equity
10% strengthening U.S. Dollar/Euro	2	84